Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Prepaid Expenses Details Abstract
Prepayments to suppliers	$ 3,564,705	$ 5,940,447
Other current assets	699,425	116,769
Total	$ 4,264,130	$ 6,057,216